Business segment information - Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting Information [Line Items]
Revenue	$ 701,729	$ 710,441	$ 2,037,059	$ 2,080,430
Ireland
Segment Reporting Information [Line Items]
Revenue	250,230	320,459	844,945	929,419
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	100,635	98,080	292,453	282,717
U.S.
Segment Reporting Information [Line Items]
Revenue	285,550	223,900	700,483	664,752
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 65,314	$ 68,002	$ 199,178	$ 203,542